Goodwill and intangible assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	May 01, 2026
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	£ 0
Best Egg Inc
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date		£ 100
Goodwill recognised as of acquisition date		£ 400